INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets, Cost	$ 589,161	$ 589,030	$ 383,830
Finite lived, Cost	577,312	577,181	371,981
Accumulated amortized	(162,416)	(121,437)	(70,785)
Finite lived, Net	414,896	455,744	301,196
Intangible assets, Net	$ 426,745	467,593	313,045
Total Amortization expense of intangible assets		$ 50,700	$ 28,400
Trade name
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	15 years	15 years	15 years
Finite lived, Cost	$ 20,676	$ 20,555	$ 20,555
Accumulated amortized	(4,164)	(3,023)	(1,653)
Finite lived, Net	$ 16,512	$ 17,532	$ 18,902
Noncompete agreements
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	4 years 2 months 12 days	4 years 2 months 12 days	4 years 2 months 12 days
Finite lived, Cost	$ 1,919	$ 1,919	$ 1,919
Accumulated amortized	$ (1,919)	(1,894)	(1,593)
Finite lived, Net		$ 25	$ 326
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	12 years 9 months 18 days	12 years 9 months 18 days	13 years 1 month 6 days
Finite lived, Cost	$ 377,169	$ 377,160	$ 270,960
Accumulated amortized	(92,587)	(70,159)	(43,262)
Finite lived, Net	$ 284,582	$ 307,001	$ 227,698
Technology
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	6 years 6 months	6 years 6 months	6 years 3 months 18 days
Finite lived, Cost	$ 113,548	$ 113,547	$ 71,547
Accumulated amortized	(49,400)	(37,603)	(21,069)
Finite lived, Net	$ 64,148	$ 75,944	$ 50,478
Content library
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	10 years	10 years
Finite lived, Cost	$ 57,000	$ 57,000
Accumulated amortized	(8,075)	(3,800)
Finite lived, Net	$ 48,925	$ 53,200
Backlog
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average useful life	4 years	4 years	4 years
Finite lived, Cost	$ 7,000	$ 7,000	$ 7,000
Accumulated amortized	(6,271)	(4,958)	(3,208)
Finite lived, Net	729	2,042	3,792
Trade name
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite lived, Net	11,849	11,849	11,849
Indefinite lived, Cost	$ 11,849	$ 11,849	$ 11,849